Subsequent Events - Additional Information (Detail) $ in Millions				6 Months Ended	12 Months Ended
	Apr. 15, 2019	Apr. 05, 2019	Feb. 20, 2019 USD ($) shares	Jun. 30, 2019 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Options granted				1,472,323	3,099,984
Reverse stock split ratio		0.259
Subsequent Event
Subsequent Event [Line Items]
Options granted			757,031
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			One-fourth of the shares subject to each option grant shall vest on the one-year anniversary of the date of grant with the remainder vesting in equal monthly installments for 36 months thereafter.
Unrecognized compensation expense | $			$ 10.4
Unrecognized compensation cost to be recognized over weighted average period			4 years
Reverse stock split ratio	0.259